LOANS TO THIRD PARTIES-SHORT TERM	12 Months Ended
Jun. 30, 2026
LOANS TO THIRD PARTIES-SHORT TERM
LOANS TO THIRD PARTIES-SHORT TERM

NOTE 6. LOANS TO THIRD PARTIES-SHORT TERM

Loans to third parties-short term consisted of the following:

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Working fund to third party companies	¥141,564,073	¥50,048,306	$7,376,207
Allowance for doubtful accounts	—	(3,689,333)	(543,740)
Loans to third parties-short term	¥141,564,073	¥46,358,973	$6,832,467

Loans to third parties are mainly used for short-term funding to support the Company’s external business partners and at the same time the Company can earn interest income from these loans. Most of these loans bear interest of 5% to 12% per annum and have terms of no more than one year. The Company periodically reviewed the loans to third parties as to whether their carrying values remain realizable. The Company believes that the credit risk associated with these loans is relatively low based on the evaluation of the creditworthiness of these third-party debtors and the borrowers’ financial repayment history with the Company and the aging of the loans. As of the date of this report, the Company has collected approximately 1.6% of the principal, amounting to ¥4.6 million ($0.7 million), with the remaining part expected to be paid in full by the end of June 2027.